CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 106,024	$ 15,161	¥ 189,212	¥ 170,962
Cost of revenues	(55,397)	(7,922)	(120,004)	(90,259)
Gross profit	50,627	7,239	69,208	80,703
Operating expenses:
Sales and marketing expenses	(83,043)	(11,875)	(76,088)	(101,260)
Research and development expenses	(56,169)	(8,032)	(71,997)	(167,932)
General and administrative expenses	(74,965)	(10,720)	(134,935)	(154,261)
Total operating expenses	(214,177)	(30,627)	(283,020)	(423,453)
Loss from operations	(163,550)	(23,388)	(213,812)	(342,750)
Interest income	8,655	1,238	16,260	27,811
Foreign currency exchange (loss) gain	(182)	(26)	226	(801)
Other income, net	661	95	4,399	3,958
Loss before provision for income tax	(154,416)	(22,081)	(192,927)	(311,782)
Net loss	(154,416)	(22,081)	(192,927)	(311,782)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	¥ (154,416)	$ (22,081)	¥ (192,927)	¥ (311,782)
Net loss per ordinary share
Earnings Per Share Basic | (per share)	¥ (0.31)	$ (0.04)	¥ (0.48)	¥ (0.68)
Earnings Per Share Diluted | (per share)	¥ (0.31)	$ (0.04)	¥ (0.48)	¥ (0.68)
Earnings Per Share Basic And Diluted DisclosureAbstract
Weighted Average Number of Shares Outstanding Basic	501,068,064	501,068,064	401,923,200	458,636,327
Weighted Average Number of Shares Outstanding, Diluted	501,068,064	501,068,064	401,923,200	458,636,327
Net Service Revenues
Net revenues
Total net revenues	¥ 84,919	$ 12,143	¥ 189,212	¥ 170,962
Net Product Revenues
Net revenues
Total net revenues	¥ 21,105	$ 3,018